Financial liabilities on funding arrangements	12 Months Ended
Jan. 31, 2019
Financial Liabilities At Amortised Cost [Abstract]
Financial liabilities on funding arrangements
Financial liabilities on funding arrangements
The Group entered into charitable funding arrangements with the Wellcome Trust and the U.S. not for profit organizations, the Muscular Dystrophy Association (‘MDA’) and Duchenne Partners Fund (‘DPF’). In exchange for the funding provided, these arrangements required the Group to pay royalties on potential future revenues generated from the CDI and DMD programs respectively or transfer the rights over unexploited intellectual property.
Discount factors used in the financial liability models were calculated using appropriate measures and rates which could have been obtained in the period that the funding agreements were entered into and are in the range of 16% to 18% for the financial liabilities of funding arrangements previously recognized.
Because of the Group's decision in June 2018 to discontinue the development of ezutromid, the financial liabilities attributable to the charitable funding arrangements with MDA and DPF were remeasured during the year ended January 31, 2019, as future royalties on revenues generated from the DMD program are no longer anticipated. This remeasurement resulted in a credit to the Statement of Comprehensive Income. The portion of the credit presented as other operating income during the year ended January 31, 2019, represents the component of the funding received from MDA and DPF not previously credited to the Statement of Comprehensive Income upon initial recognition of the financial liability. The portion of the credit presented as finance income during the year ended January 31, 2019, relates to previous remeasurements and discounting associated with the financial liability which were previously recognized as finance costs.
In October 2017, the Group and the Wellcome Trust entered into an equity and revenue sharing agreement under which the Wellcome Trust agreed to terminate all of its rights pertaining to the exploitation of intellectual property related to the CDI program meaning the arrangement no longer met the definition of a financial liability under IFRS and the financial liability was derecognized.

21. Financial liabilities on funding arrangements (continued)
The value of the estimated financial liabilities for funding arrangements as of January 31, 2019, amounted to £nil (January 31, 2018: £3.1 million).

	January 31, 2019	January 31, 2018
	£000	£000
At February 1	3,090	5,919
Unwinding of discount factor	233	754
Derecognition of financial liabilities – finance income	—	(3,085)
Remeasurement of financial liabilities on funding arrangements - (finance income) / finance cost	(2,784)	410
Net finance income on funding arrangements accounting for as financial liabilities	(2,551)	(1,921)
Remeasurement or derecognition of financial liabilities – other operating income	(539)	(908)
At January 31	—	3,090

As the Group is discontinuing the development of ezutromid, there are no sensitivities disclosed in relation to the charitable funding arrangements with MDA and DPF, since there are no reasonably possible changes in assumptions that would result in a different value of the liability as at January 31, 2019.